Property, plant and equipment, net - Schedule (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Property, plant and equipment, net
Property, plant and equipment	¥ 913,480	$ 134,541	¥ 903,519
Less: Accumulated depreciation	(399,327)	(58,815)	(380,840)
Total property, plant and equipment, net	514,153	75,726	522,679
Buildings
Property, plant and equipment, net
Property, plant and equipment	604,008	88,961	604,112
Leasehold improvements
Property, plant and equipment, net
Property, plant and equipment	14,864	2,189	14,864
Machineries
Property, plant and equipment, net
Property, plant and equipment	217,397	32,019	208,377
Motor vehicles
Property, plant and equipment, net
Property, plant and equipment	19,183	2,825	19,088
Furniture, fixtures and equipment
Property, plant and equipment, net
Property, plant and equipment	54,913	8,088	55,722
Construction-in-progress
Property, plant and equipment, net
Property, plant and equipment	¥ 3,115	$ 459	¥ 1,356